Impairment of Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Impairment of Property and Equipment

The risk-adjusted rate of return used to discount these cash flows ranges from 10% to 15%.

	Year ended December 31,
	2014	2013	2012
Continuing Operations:
Theatre properties	$2,845	$3,528	$3,702
Equipment	367	198	525

Impairment of long-lived assets	$3,212	$3,726	$4,227

Discontinued Operations:
Theatre properties	$—	$122	$103
Equipment	—	21	19

Impairment of long-lived assets	$—	$143	$122